Pay vs Performance Disclosure number in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 14, 2020	Dec. 31, 2020	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (Taiclet)(1)	Compensation Actually Paid to PEO (Taiclet)(2)	Summary Compensation Table Total for PEO (Hewson)(1)	Compensation Actually Paid to PEO (Hewson)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income(4)	Free Cash Flow(5)
							Total Shareholder Return	Peer Group Total Shareholder Return(3)
	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	22,813,775	14,124,440	—	—	7,683,912	5,424,589	129.72	119.09	6,920	6,229
2022	24,810,545	45,201,355	—	—	7,892,151	12,280,312	135.57	111.54	5,732	6,132
2021	18,111,211	18,685,666	—	—	6,318,045	5,193,364	96.54	95.03	6,315	7,699
2020	23,360,369	22,409,142	28,499,825	28,639,659	8,536,811	8,118,636	93.55	83.94	6,833	6,417

Company Selected Measure Name			Free Cash Flow
Named Executive Officers, Footnote			Mr. Taiclet was elected CEO effective June 15, 2020, succeeding Ms. Marillyn A. Hewson. The individuals comprising the Non-PEO NEOs are for 2023: Mr. Malave, Mr. St. John, Mr. Cahill and Mr. Ulmer; for 2022: Mr. Malave, Mr. John W. Mollard, Mr. St. John, Mr. Scott T. Greene, Ms. Maryanne R. Lavan and Mr. Ulmer; for 2021: Mr. Mollard, Mr. Kenneth P. Possenriede, Mr. St. John, Mr. Richard F. Ambrose, Ms. Stephanie C. Hill and Ms. Hewson; and for 2020: Mr. Possenriede, Mr. St. John, Mr. Ambrose and Ms. Michele A. Evans.
Peer Group Issuers, Footnote			Reflects S&P Aerospace & Defense Index.
PEO Total Compensation Amount			$ 22,813,775
PEO Actually Paid Compensation Amount			$ 14,124,440
Adjustment To PEO Compensation, Footnote	CAP reflects the total compensation reported in the Summary Compensation Table for the applicable year adjusted to include or exclude the amounts shown in the tables below for the NEOs. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. The Inclusion of Pension Service Cost column would report amounts based on the pension service cost for services rendered during the listed year and any prior service cost or credit attributable to a plan amendment for services rendered prior to the amendment. There are no amounts listed in this column because the Company’s pension plan was frozen effective January 1, 2020 and there have not been any plan amendments triggering additional costs or credits in the years covered. Equity values are calculated in accordance with FASB ASC Topic 718.

	Summary Compensation Table Total	Exclusion of Change in Pension Value	Exclusion of Stock Awards	Inclusion of Pension Service Cost	Inclusion of Equity Values*	Compensation Actually Paid
	($)	($)	($)	($)	($)	($)
James D. Taiclet
2023	22,813,775	—	(13,008,681)	—	4,319,346	14,124,440
2022	24,810,545	—	(13,413,894)	—	33,804,704	45,201,355
2021	18,111,211	—	(10,783,715)	—	11,358,170	18,685,666
2020	23,360,369	—	(18,611,850)	—	17,660,623	22,409,142
Marillyn A. Hewson
2020	28,499,825	(2,445,000)	(12,818,340)	—	15,403,174	28,639,659
Average of Non-PEO NEOs
2023	7,683,912	(203,453)	(3,994,158)	—	1,938,287	5,424,589
2022	7,892,151	—	(4,648,089)	—	9,036,250	12,280,312
2021	6,318,045	—	(2,518,462)	—	1,393,781	5,193,364
2020	8,536,811	(720,038)	(3,805,702)	—	4,107,564	8,118,636
*    The amounts in the Inclusion of Equity Values in the table above are derived from the amounts set forth in the following table:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included	Total - Inclusion of Equity Values
	($)	($)	($)	($)	($)	($)	($)
James D. Taiclet
2023	11,256,499	(6,400,756)	—	(536,398)	—	—	4,319,346
2022	17,510,143	15,944,680	—	349,881	—	—	33,804,704
2021	11,928,062	(761,733)	—	191,841	—	—	11,358,170
2020	17,660,623	—	—	—	—	—	17,660,623
Marillyn A. Hewson
2020	13,109,831	(143,041)	164,491	2,271,893	—	—	15,403,174
Average of Non-PEO NEOs
2023	3,444,261	(1,481,485)	26,240	(50,728)	—	—	1,938,287
2022	5,926,948	2,832,204	118,924	158,175	—	—	9,036,250
2021	1,970,122	(47,405)	30,538	(173,903)	(385,571)	—	1,393,781
2020	3,898,853	(31,118)	38,958	200,871	—	—	4,107,564

Non-PEO NEO Average Total Compensation Amount			$ 7,683,912	$ 7,892,151	$ 6,318,045	$ 8,536,811
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,424,589	12,280,312	5,193,364	8,118,636
Adjustment to Non-PEO NEO Compensation Footnote	CAP reflects the total compensation reported in the Summary Compensation Table for the applicable year adjusted to include or exclude the amounts shown in the tables below for the NEOs. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. The Inclusion of Pension Service Cost column would report amounts based on the pension service cost for services rendered during the listed year and any prior service cost or credit attributable to a plan amendment for services rendered prior to the amendment. There are no amounts listed in this column because the Company’s pension plan was frozen effective January 1, 2020 and there have not been any plan amendments triggering additional costs or credits in the years covered. Equity values are calculated in accordance with FASB ASC Topic 718.

	Summary Compensation Table Total	Exclusion of Change in Pension Value	Exclusion of Stock Awards	Inclusion of Pension Service Cost	Inclusion of Equity Values*	Compensation Actually Paid
	($)	($)	($)	($)	($)	($)
James D. Taiclet
2023	22,813,775	—	(13,008,681)	—	4,319,346	14,124,440
2022	24,810,545	—	(13,413,894)	—	33,804,704	45,201,355
2021	18,111,211	—	(10,783,715)	—	11,358,170	18,685,666
2020	23,360,369	—	(18,611,850)	—	17,660,623	22,409,142
Marillyn A. Hewson
2020	28,499,825	(2,445,000)	(12,818,340)	—	15,403,174	28,639,659
Average of Non-PEO NEOs
2023	7,683,912	(203,453)	(3,994,158)	—	1,938,287	5,424,589
2022	7,892,151	—	(4,648,089)	—	9,036,250	12,280,312
2021	6,318,045	—	(2,518,462)	—	1,393,781	5,193,364
2020	8,536,811	(720,038)	(3,805,702)	—	4,107,564	8,118,636
*    The amounts in the Inclusion of Equity Values in the table above are derived from the amounts set forth in the following table:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included	Total - Inclusion of Equity Values
	($)	($)	($)	($)	($)	($)	($)
James D. Taiclet
2023	11,256,499	(6,400,756)	—	(536,398)	—	—	4,319,346
2022	17,510,143	15,944,680	—	349,881	—	—	33,804,704
2021	11,928,062	(761,733)	—	191,841	—	—	11,358,170
2020	17,660,623	—	—	—	—	—	17,660,623
Marillyn A. Hewson
2020	13,109,831	(143,041)	164,491	2,271,893	—	—	15,403,174
Average of Non-PEO NEOs
2023	3,444,261	(1,481,485)	26,240	(50,728)	—	—	1,938,287
2022	5,926,948	2,832,204	118,924	158,175	—	—	9,036,250
2021	1,970,122	(47,405)	30,538	(173,903)	(385,571)	—	1,393,781
2020	3,898,853	(31,118)	38,958	200,871	—	—	4,107,564

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between CAP and Cumulative TSR, Net Income and Free Cash Flow
The following chart sets forth the relationship between CAP for our PEOs, the CAP average for our other NEOs, and our cumulative total shareholder returns during the four most recently completed years. As illustrated, CAP generally correlates with our total shareholder returns as the majority of executive compensation is delivered through long-term incentives, the value of which is largely dependent on total shareholder return, including changes to our stock price and our forecasted performance factor for the unvested PSUs granted over the last three years.
The stockholder return performance indicated on the graph below is not a guarantee of future performance.

Compensation Actually Paid vs. Net Income
Relationship Between CAP and Cumulative TSR, Net Income and Free Cash Flow
The following chart sets forth the relationship between CAP for our PEOs, the CAP average for our other NEOs, and our cumulative total shareholder returns during the four most recently completed years. As illustrated, CAP generally correlates with our total shareholder returns as the majority of executive compensation is delivered through long-term incentives, the value of which is largely dependent on total shareholder return, including changes to our stock price and our forecasted performance factor for the unvested PSUs granted over the last three years.
The stockholder return performance indicated on the graph below is not a guarantee of future performance.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between CAP and Cumulative TSR, Net Income and Free Cash Flow
The following chart sets forth the relationship between CAP for our PEOs, the CAP average for our other NEOs, and our cumulative total shareholder returns during the four most recently completed years. As illustrated, CAP generally correlates with our total shareholder returns as the majority of executive compensation is delivered through long-term incentives, the value of which is largely dependent on total shareholder return, including changes to our stock price and our forecasted performance factor for the unvested PSUs granted over the last three years.
The stockholder return performance indicated on the graph below is not a guarantee of future performance.

Total Shareholder Return Vs Peer Group
Stockholder Returns Versus Peer Group
For purposes of the Pay Versus Performance disclosure, we measure our TSR performance against the industry-focused index disclosed in the stock performance graph of our Annual Report on Form 10-K. The comparison assumes $100 was invested in the Company and in the S&P Aerospace & Defense Index for the period starting December 31, 2019 and was held through the end of each year listed in the first table set forth above. All dollar values assume reinvestment of dividends paid by companies in the index. Historical stock performance is not necessarily indicative of future stock performance. This table does not reflect how the Compensation Committee considers TSR in setting executive pay or linking executive pay to Company performance.

Tabular List, Table
Other Most Important Performance Measures

The table to the right lists what in the Company’s assessment are the most important financial performance measures used by the Company to link the CAP of our NEOs for 2023 to Company performance. The measures in the table are listed alphabetically and are not ranked by relative importance or otherwise. See the CD&A and Appendix A for more information on Free Cash Flow, ROIC and Segment Operating Profit.
Most Important Performance Measures
Free Cash Flow
Relative TSR
ROIC
Sales
Segment Operating Profit

Total Shareholder Return Amount			$ 129.72	135.57	96.54	93.55
Peer Group Total Shareholder Return Amount			119.09	111.54	95.03	83.94
Net Income (Loss)			$ 6,920,000,000	$ 5,732,000,000	$ 6,315,000,000	$ 6,833,000,000
Company Selected Measure Amount			6,229	6,132	7,699	6,417
PEO Name	Ms. Marillyn A. Hewson	(1)Mr. Taiclet	(1)Mr. Taiclet	(1)Mr. Taiclet	(1)Mr. Taiclet
Additional 402(v) Disclosure	“Net income” is equivalent to “Net earnings” as reported in the Company’s financial statements.
Net Income and Free Cash Flow are also important components of our executive compensation incentive plans. Free Cash Flow is incorporated in both our annual and long-term incentive plans, while Net Income is part of the formula for our ROIC calculation in our long-term incentive program. While Net Income and Free Cash Flow are key financial measures that can also affect our TSRs, they do not have as strong of a relation to CAP given that the methodology in determining CAP is primarily based on changes to equity-based award values tied to our annual stock price performance. As an example, CAP for 2023 is significantly lower than 2022, while free cash flow and Net Income increased from 2022 to 2023.
As shown in the Pay versus Performance table on page 72 above, CAP decreased from 2020 to 2021, increased from 2021 to 2022, and decreased from 2022 to 2023, while Net Income decreased from 2020 to 2021, 2021 to 2022, and increased from 2022 to 2023, while Free Cash Flow increased from 2020 to 2021, decreased from 2021 to 2022, and increased from 2022 to 2023. See “2023 Compensation Elements” in the CD&A for more information on the contribution of these measures to 2023 incentive awards.

Measure:: 1
Pay vs Performance Disclosure
Name			Free Cash Flow
Non-GAAP Measure Description			SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (that is not total shareholder return or net income) used by the Company to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. We selected Free Cash Flow as this measure for 2022 and 2023 as reflected in column (i) in the first table above. Free Cash Flow is a non-GAAP measure and is defined as cash from operations less capital expenditures. See Appendix A for more information on Free Cash Flow and how it is calculated. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name			ROIC
Measure:: 4
Pay vs Performance Disclosure
Name			Sales
Measure:: 5
Pay vs Performance Disclosure
Name			Segment Operating Profit
Taiclet [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 22,813,775	$ 24,810,545	$ 18,111,211	$ 23,360,369
PEO Actually Paid Compensation Amount			14,124,440	45,201,355	18,685,666	22,409,142
Hewson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						28,499,825
PEO Actually Paid Compensation Amount						28,639,659
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,319,346	33,804,704	11,358,170
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			11,256,499	17,510,143	11,928,062
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(6,400,756)	15,944,680	(761,733)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0	0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(536,398)	349,881	191,841
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0	0	0
PEO | Taiclet [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Taiclet [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,008,681)	(13,413,894)	(10,783,715)	(18,611,850)
PEO | Taiclet [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Taiclet [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,319,346	33,804,704	11,358,170	17,660,623
PEO | Taiclet [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						17,660,623
PEO | Taiclet [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						0
PEO | Taiclet [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						0
PEO | Taiclet [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						0
PEO | Taiclet [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						0
PEO | Taiclet [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						0
PEO | Hewson [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,445,000)
PEO | Hewson [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(12,818,340)
PEO | Hewson [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Hewson [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						15,403,174
PEO | Hewson [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						13,109,831
PEO | Hewson [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						(143,041)
PEO | Hewson [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						164,491
PEO | Hewson [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						2,271,893
PEO | Hewson [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						0
PEO | Hewson [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards						0
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(203,453)	0	0	(720,038)
Non-PEO NEO | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,994,158)	(4,648,089)	(2,518,462)	(3,805,702)
Non-PEO NEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,938,287	9,036,250	1,393,781	4,107,564
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			3,444,261	5,926,948	1,970,122	3,898,853
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(1,481,485)	2,832,204	(47,405)	(31,118)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			26,240	118,924	30,538	38,958
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(50,728)	158,175	(173,903)	200,871
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0	0	(385,571)	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			$ 0	$ 0	$ 0	$ 0